Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY (DEFICIT)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)		$ (2,015,365)	$ (25,132)
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
CURRENT ASSETS
Cash & equivalents	$ 20,881	29,668	44,419
Accounts receivable, net	83,802	175,259	55,934
Other receivables and prepaid expenses	6,378	3,782	962
Advances to suppliers	26,850	105,455	273,173
Deferred commissions	399,533	335,110	223,861
Deferred travel cost	274,100	176,187	159,532
Inventory	76,636	46,570	201,159
Total current assets	888,180	872,031	959,039
NONCURRENT ASSETS
Property and equipment, net	2,786,335	2,816,934	2,946,523
Total non-current assets	2,786,335	2,816,934	2,946,523
TOTAL ASSETS	3,674,515	3,688,965	3,905,562
CURRENT LIABILITIES
Accounts payable	138,655	35,191	12,239
Unearned revenue	2,560,895	2,066,550	2,256,539
Taxes payable	1,252,744	1,193,050	603,531
Accrued liabilities and other payables	572,364	314,475	238,683
Advance from shareholder	2,203,759	2,095,064	819,702
TOTAL LIABILITIES	6,728,417	5,704,330	3,930,694
STOCKHOLDERS' EQUITY (DEFICIT)
Paid in capital	16,402	16,402	16,402
Statutory reserve	11,721	11,721	11,721
Retained earnings (accumulated deficit)	(3,056,419)	(2,131,504)	(51,292)
Accumulated other comprehensive income (loss)	(25,606)	88,016	(1,963)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(3,053,902)	(2,015,365)	(25,132)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 3,674,515	$ 3,688,965	$ 3,905,562